Label	Element	Value
Integrity Mid-North American Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTEGRITY MID-NORTH AMERICAN RESOURCES FUND-FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Integrity Mid-North American Resources Fund (the "Fund" ) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" and "How to Reduce Your Sales Charge" on page 44 and 47 , respectively, of the Fund's prospectus, Appendix A of the Fund's prospectus, and "Purchase and Redemption of Shares" on page B- 51 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover--
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 41.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.75%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" and "How to Reduce Your Sales Charge" on page 44 and 47 , respectively, of the Fund's prospectus, Appendix A of the Fund's prospectus, and "Purchase and Redemption of Shares" on page B- 51 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example--
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating or benefitting from the development of the resources in the Mid-North America area, encompassing the states of Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the "Region" ). To pursue this strategy, the Fund invests primarily in companies that are (i) headquartered or maintain their principal place of business in the Region, or (ii) during the issuer's most recent fiscal year, derived at least 50% of their revenues from goods produced or sold, investments made, or services performed in the Region, or (iii) during the issuer's most recent fiscal year, have at least 50% of their assets in the Region, each as determined at the time of purchase.

The Fund may invest in companies of any size. The companies in which the Fund invests may include smaller companies that have recently commenced operations and do not have significant revenues. The Fund's investment adviser, Viking Fund Management, LLC (the "Investment Adviser" ), will invest a significant amount of the Fund's assets (although not exclusively) in companies it believes to have investment potential in the natural resources area (primarily energy and to a lesser extent, agribusiness, precious metals, and metals and mining), as well as in the companies that serve these sectors and/or service the Region. In connection with investing in companies engaged in the energy sector, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand and chemicals under pressure into rock formations to stimulate oil or natural gas production). The Fund will invest primarily in the securities of U.S. issuers, but it may also invest in the securities of foreign issuers. The Fund's investments in the securities of foreign issuers are typically in the form of depositary receipts, such as American Depositary Receipts ("ADRs" ).

The Fund's portfolio management team considers a variety of factors when choosing investments for the Fund such as: (i) identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and/or (ii) identifying companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Fund's portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating or benefitting from the development of the resources in the Mid-North America area, encompassing the states of Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the "Region" ). To pursue this strategy, the Fund invests primarily in companies that are (i) headquartered or maintain their principal place of business in the Region, or (ii) during the issuer's most recent fiscal year, derived at least 50% of their revenues from goods produced or sold, investments made, or services performed in the Region, or (iii) during the issuer's most recent fiscal year, have at least 50% of their assets in the Region, each as determined at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Effective as of November 29, 2019, the Fund changed its name from the Williston Basin/Mid-North America Stock Fund to the Integrity Mid-North American Resources Fund. Effective November 10, 2008, the Fund changed its name from the Integrity Small Cap Growth Fund to the Williston Basin/Mid-North America Stock Fund, and the Fund's principal investment strategies were also changed significantly. With respect to periods prior to November 10, 2008, the performance figures included reflect the performance of the Fund prior to these changes.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from September 19, 2003 until July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc.

The bar chart below shows the variability of the Fund's performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year for Class A shares. The table below shows the Fund's average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year, 5 years, and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance as well as a more specialized index comprised of companies included in the S&P Composite 1500 that are members of the energy sector.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the bar chart, the highest return for a quarter was 35.51% (quarter ended December 31, 2020) and the lowest return for a quarter was -50.28% (quarter ended March 31, 2020). The Fund's calendar year-to-date total return as of September 30, 2023 was 1.14%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs" ).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year, 5 years, and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance as well as a more specialized index comprised of companies included in the S&P Composite 1500 that are members of the energy sector. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs" ).

Integrity Mid-North American Resources Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Integrity Mid-North American Resources Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Integrity Mid-North American Resources Fund | Risks of the Energy Sector [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of the Energy Sector: The Fund may invest significantly in securities of companies in the energy sector. The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector are affected by a variety of factors related to worldwide energy prices, exploration costs, energy conservation efforts and production spending. The performance of these companies and the prices of these securities are subject to changes in currency exchange rates, government regulation, world events and weather, depletion of natural resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. The price of oil, natural gas and other fossil fuels could decline significantly and experience significant volatility, and adversely impact companies operating in the energy sector. Further, companies in the energy sector may be at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism.
Integrity Mid-North American Resources Fund | Geographic or Regional Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic or Regional Risk: The Fund is managed to take advantage of what the Investment Adviser views as unique opportunities within the Region. The geographic limitations of such an approach pose special risks that should be understood by investors. Geographic limitations prevent the Fund from investing in other places where the opportunities may be greater. The economy of the Region may underperform that of other areas, creating a drag on performance relative to more geographically diverse funds. Moreover, the Fund will be more susceptible to events negatively affecting the Region than more geographically diverse funds. The geographic limitation may limit the degree of business diversification of the Fund, thus making returns more volatile than in more geographically diversified investments.
Integrity Mid-North American Resources Fund | Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.
Integrity Mid-North American Resources Fund | Risks of Legislation and Regulatory Initiatives Relating to Hydraulic Fracturing [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Legislation and Regulatory Initiatives Relating to Hydraulic Fracturing: The Fund may invest in companies that engage in hydraulic fracturing. Federal, state, and local legislation and regulatory initiatives relating to hydraulic fracturing (also referred to as “fracking”) could result in increased costs and additional operating restrictions or delays affecting a significant portion of the companies in which the Fund invests. Any federal, state or local laws, implementing regulations or other legal requirements imposing disclosure, regulatory or reporting obligations on, or otherwise limiting, the hydraulic fracturing process, may make it more difficult and expensive to perform hydraulic fracturing, which, for affected companies, could result in limitations on the productive capability of certain oil and gas wells, operational delays, and increased costs of compliance and doing business and, in addition, could adversely affect the value of such companies’ securities.
Integrity Mid-North American Resources Fund | Risks of the Agribusiness Sector [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of the Agribusiness Sector: The Fund may invest in companies involved in agribusiness. Companies involved in agribusiness are subject to numerous risks, including cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, weather conditions, quotas, product liability litigation, and governmental policies, regulation and subsidies. Generally, agribusiness is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect agribusiness companies. Other risks of the agribusiness sector include consolidation, domestic and international politics, and excess capacity. In addition, agribusiness companies may be significantly affected by volatility of commodity prices, import controls, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Integrity Mid-North American Resources Fund | General Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate as a result of market factors such as interest rates, credit spreads, or commodity prices, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.
Integrity Mid-North American Resources Fund | Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Style Risk: The Fund is managed according to an investment strategy that at times reflects either growth or value style investing, and therefore is subject to the risks associated with these styles. One risk is that a growth investing style may fall out of favor with investors for a period of time during which the Fund may underperform other funds that employ a different style. In addition, growth stocks typically are more volatile than value stocks due to their relatively high valuations and sensitivity to investor perceptions of the issuer's growth potential. As a result, the price of a growth stock may experience a larger decline on a forecast of lower earnings or other negative development, than would a value stock. Furthermore, because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund. Additionally, the events that the Investment Adviser believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.
Integrity Mid-North American Resources Fund | Sector and Sector Weightings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector and Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector and the securities of companies in that sector could react similarly to these or other developments. Since the Fund invests significantly in relatively few sectors, primarily the energy sector, it has more exposure to the price movements of this sector than funds that diversify their investments among many sectors.
Integrity Mid-North American Resources Fund | Risks of Foreign Securities (including Depositary Receipts) [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Foreign Securities (including Depositary Receipts): The Fund may invest in securities of non- U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. The Fund's investments in foreign securities are typically in the form of sponsored or unsponsored depositary receipts, such as ADRs, which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
Integrity Mid-North American Resources Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.
Integrity Mid-North American Resources Fund | Risks of Investments in Smaller Companies [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. Generally, the smaller the company size, the greater these risks become.
Integrity Mid-North American Resources Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Integrity Mid-North American Resources Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The Fund's share price may decline as a result of unauthorized actions taken during a security breach or subsequent market activity in response to the security breach.
Integrity Mid-North American Resources Fund | S&P Composite 1500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(17.78%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.15%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.45%	[1]
Integrity Mid-North American Resources Fund | S&P Composite 1500® Energy TR Index(2) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500® Energy TR Index(2) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	63.77%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.35%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.16%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%	[2]
Integrity Mid-North American Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	962
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,259
Annual Return 2013	rr_AnnualReturn2013	32.00%
Annual Return 2014	rr_AnnualReturn2014	(11.43%)
Annual Return 2015	rr_AnnualReturn2015	(25.16%)
Annual Return 2016	rr_AnnualReturn2016	37.82%
Annual Return 2017	rr_AnnualReturn2017	(7.48%)
Annual Return 2018	rr_AnnualReturn2018	(30.97%)
Annual Return 2019	rr_AnnualReturn2019	14.27%
Annual Return 2020	rr_AnnualReturn2020	(24.30%)
Annual Return 2021	rr_AnnualReturn2021	32.82%
Annual Return 2022	rr_AnnualReturn2022	29.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(50.28%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.48%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception
Integrity Mid-North American Resources Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.43%
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception
Integrity Mid-North American Resources Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.43%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception
Integrity Mid-North American Resources Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,385
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.31%
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
Integrity Mid-North American Resources Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,289
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.83%
5 Years	rr_AverageAnnualReturnYear05	0.94%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Integrity Mid-North American Resources Fund | Class I | S&P Composite 1500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500® Energy TR Index(2) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	63.77%
5 Years	rr_AverageAnnualReturnYear05	8.35%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Integrity Mid-North American Resources Fund | Class I | S&P Composite 1500® Energy TR Index(2) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500® TR Index(1) (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(17.78%)
5 Years	rr_AverageAnnualReturnYear05	9.15%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Since Inception	rr_AverageAnnualReturnSinceInception	11.09%
Integrity Mid-North American Resources Fund | Class C / No Redemption
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,385

[1]	The S&P Composite 1500® TR Index is an index that combines three mutually exclusive leading indices: the S&P 500, the S&P Midcap 400 and the S&P SmallCap 600. This index is a broad measure of the investable U.S. equity market.
[2]	The S&P Composite 1500® Energy TR Index comprises those companies included in in the S&P Composite 1500® TR Index that are classified as members of the GICS® energy sector.
[3]	The Fund's investment adviser, Viking Fund Management, LLC ("Viking Management," "investment manager," or the "Adviser" ), has contractually agreed to waive fees and reimburse expenses through November 29, 2024 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.50% of average daily net assets for Class A shares, 2.00% of average daily net assets for Class C shares, and 1.00% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2024 with the approval of the Fund's Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund's current expense limitation.